Expense Example - VIPValuePortfolio-InitialServiceService2PRO - VIPValuePortfolio-InitialServiceService2PRO - VIP Value Portfolio	Apr. 29, 2023 USD ($)
VIP Value Portfolio - Initial Class
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	798
VIP Value Portfolio - Service Class
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
VIP Value Portfolio - Service Class 2
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096